Form N-1A Cover	Jun. 25, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TIDAL TRUST I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 25, 2025
Prospectus Date	Jul. 01, 2025